Investment in Securities (Tables)	9 Months Ended
Dec. 31, 2011
Marketable Securities

Investment in securities at March 31, 2011 and December 31, 2011 consists of the following:

	Millions of yen
	March 31, 2011	December 31, 2011
Trading securities	¥71,991	¥33,818
Available-for-sale securities	883,410	880,582
Held-to-maturity securities	43,695	43,667
Other securities	176,285	209,653

	¥1,175,381	¥1,167,720

Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2011 and December 31, 2011 are as follows:

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,898	3,819	(3,843)	87,874
Other debt securities	5,518	—	(12)	5,506
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	—	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

December 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥172,405	¥1,083	¥(6)	¥173,482
Japanese prefectural and foreign municipal bond securities	57,861	849	(66)	58,644
Corporate debt securities	307,972	2,236	(3,991)	306,217
Specified bonds issued by SPEs in Japan	162,386	644	(634)	162,396
CMBS and RMBS in the U.S., and other asset-backed securities	101,476	2,552	(3,437)	100,591
Other debt securities	7,586	—	—	7,586
Equity securities	59,361	20,885	(8,580)	71,666

	869,047	28,249	(16,714)	880,582

Held-to-maturity:
Japanese government bond securities	43,667	3,018	—	46,685

	¥912,714	¥31,267	¥(16,714)	¥927,267

Unrealized Loss Position Investments

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss portion as of March 31, 2011 and December 31, 2011, respectively.

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥—	¥—	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	—	—	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	24,288	(2,990)	30,948	(3,843)
Other debt securities	—	—	2,988	(12)	2,988	(12)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

December 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥54,383	¥(6)	¥—	¥—	¥54,383	¥(6)
Japanese prefectural and foreign municipal bond securities	15,507	(66)	—	—	15,507	(66)
Corporate debt securities	67,631	(3,788)	16,885	(203)	84,516	(3,991)
Specified bonds issued by SPEs in Japan	900	—	32,483	(634)	33,383	(634)
CMBS and RMBS in the U.S., and other asset-backed securities	23,252	(117)	13,149	(3,320)	36,401	(3,437)
Equity securities	19,019	(6,806)	9,325	(1,774)	28,344	(8,580)

	¥180,692	¥(10,783)	¥71,842	¥(5,931)	¥252,534	¥(16,714)

Other Than Temporary Impairment Losses on Investment Securities

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Total other-than-temporary impairment losses	¥18,136	¥10,463
Portion of loss recognized in other comprehensive income (before taxes)	(206)	(598)

Net impairment losses recognized in earnings	¥17,930	¥9,865

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for three months ended in December 31, 2010 and 2011 are as follows:

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Total other-than-temporary impairment losses	¥6,149	¥3,370
Portion of loss recognized in other comprehensive income (before taxes)	(115)	(134)

Net impairment losses recognized in earnings	¥6,034	¥3,236

Other than Temporary Impairment, Credit Losses Recognized in Earnings Table

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Beginning before reduction	¥5,016	¥9,022
Reduction to the beginning balance*	(1,810)	—
Beginning after reduction	3,206	9,022
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	6,689	3,261
Credit loss for which an other-than-temporary impairment was previously recognized	296	72
Reduction during the period:
For securities sold	(89)	(2,130)
Due to change in intent to sell or requirement to sell	(1,005)	(997)

Ending	¥9,097	¥9,228

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”) (FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140))), and Accounting Standards Update 2009-17 (ASC810 (“Consolidation”) (FASB Statement No. 167 (“Amendment of FASB Interpretation No.46(R)”, ASC810-10 (“Consolidation—Variable Interest Entities”)))) have been deducted from the beginning balance.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for three months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Beginning	¥9,209	¥7,830
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	817	2,556
Credit loss for which an other-than-temporary impairment was previously recognized	76	54
Reduction during the period:
For securities sold	—	(947)
Due to change in intent to sell or requirement to sell	(1,005)	(265)

Ending	¥9,097	¥9,228

Fair Value, Investments, Entities that Calculate Net Asset Value Per Share

Under ASC 820, the information about fund investments that the Company and its subsidiaries hold at March 31, 2011 and December 31, 2011 are as follows:

March 31, 2011

Type of fund investment	Fair value (Millions of yen)	Redemption frequency (If currently eligible)	Redemption notice period
Hedge funds*	¥10,023	Monthly – Quarterly	10 days – 45 days

Total	¥10,023	—	—

December 31, 2011

Type of fund investment	Fair value (Millions of yen)	Redemption frequency (If currently eligible)	Redemption notice period
Hedge fund *	¥5,239	Monthly – Quarterly	10 days – 45 days

Total	¥5,239	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.